Delaware International Small Cap Fund
Delaware International Small Cap Fund
What is the Fund’s investment objective?
Delaware International Small Cap Fund seeks long-term capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware FundsSM by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware International Small Cap Fund	Class A	Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware International Small Cap Fund		Class A	Class C	Class R	Institutional Class	Class R6
Management fees		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.41%	0.41%	0.41%	0.41%	0.28%	[1]
Total annual fund operating expenses		1.51%	2.26%	1.76%	1.26%	1.13%
Fee waivers and expense reimbursements	[2]	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.38%	2.13%	1.63%	1.13%	1.00%
[1]	“Other expenses” for Class R6 shares are estimated and account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.13% of the Fund’s average daily net assets from June 30, 2017 through June 30, 2018 for all share classes other than Class R6, and 1.00% of the Fund’s Class R6 shares’ average daily net assets from June 30, 2017 through June 30, 2018. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware International Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	707	1,013	1,340	2,263
Class C	316	694	1,198	2,585
Class R	166	541	942	2,062
Institutional Class	115	387	679	1,511
Class R6	102	346	610	1,363

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware International Small Cap Fund | Class C | USD ($)	216	694	1,198	2,585

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund seeks to achieve its investment objective by investing primarily in common stocks of non-US companies, which may include companies located or operating in developed or emerging markets. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in small-capitalization equity securities (80% policy). The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

The Manager currently invests primarily in smaller market capitalization companies domiciled outside of the United States. The Manager considers companies with a market capitalization of $5 billion or less to be small-cap companies. The Fund may continue to hold the securities of a small-cap company even if the company’s market cap exceeds $5 billion.

The Fund will invest at least 40% of its net assets in non-US securities. While the Fund invests primarily in developed markets (ex-US), the Fund may invest up to 30% of its net assets in emerging markets. The Fund will primarily invest in countries included in the MSCI ACWI ex USA Small Cap Index. Benchmark weightings may result in the Fund investing over 25% in any one country.

Using a bottom-up approach, the Manager will seek to select securities of companies that it believes are undergoing positive fundamental change, which may lead to better-than-expected earnings growth. The Manager believes that the magnitude and duration of growth driven by positive fundamental change is often underestimated and that the shares of companies experiencing such a change typically will continue to experience relative price strength and continue to outperform the broader market. The Manager may sell a security if it no longer believes that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Liquidity risk — The possibility that securities cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware International Small Cap Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Effective Nov. 30, 2016, the Fund was repositioned as an international small-cap equity fund and changed its broad-based securities market index to the MSCI ACWI (All Country World Index) ex USA Small Cap Index. The returns prior to Nov. 30, 2016 do not reflect these changes and accordingly, the performance shown in the bar chart and average annual total return table prior to that date may not be indicative of future returns.

Year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 21.59% for the quarter ended June 30, 2009, and its lowest quarterly return was -15.41% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Class R6 shares have not commenced operations as of the date of this Prospectus and are therefore not included below.

Average annual total returns for periods ended December 31, 2016*
Average Annual Total Returns - Delaware International Small Cap Fund	Label	1 Year	5 Years	Lifetime
MSCI ACWI ex USA Small Cap Index (net) (reflects no deduction for fees or expenses) (new benchmark)		3.91%	7.74%	11.64%
MSCI ACWI ex USA Small Cap Index (gross) (reflects no deduction for fees, expenses, or taxes) (new benchmark)		4.29%	8.12%	12.03%
MSCI World Index (net) (reflects no deduction for fees or expenses) (previous benchmark)		7.51%	10.41%	10.68%
MSCI World Index (gross) (reflects no deduction for fees, expenses, or taxes) (previous benchmark)		8.15%	11.04%	11.31%
Class A	(lifetime: 12/29/08–12/31/16)	(6.69%)	6.51%	12.20%
Class A | After Taxes on Distributions		(23.12%)	2.19%	8.82%
Class A | After Taxes on Distributions and Sales		7.77%	4.84%	9.63%
Class C	(lifetime: 12/29/10–12/31/16)	(2.13%)	6.94%	5.10%
Class R	(lifetime: 12/29/10–12/31/16)	(1.31%)	7.48%	5.62%
Institutional Class	(lifetime: 12/29/08–12/31/16)	(0.78%)	8.04%	13.23%

*	The performance prior to Nov. 30, 2016 was based upon a focus global growth strategy.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.